Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Arizona — 1.5%
Arizona Board of Regents, 5.00%, 07/01/29	$65	$72,984

California — 14.2%
California State Public Works Board, 5.00%, 11/01/31
(Call 11/01/29)	100	113,789
Chabot-Las Positas Community College District, 3.00%, 08/01/33 (Call 08/01/29)	65	63,868
Coast Community College District, 4.00%, 08/01/29
(Call 02/01/29)	45	48,373
Los Angeles Department of Water & Power, 5.00%, 07/01/33
(Call 01/01/29)	25	28,127
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/29	80	91,186
Los Rios Community College District, 3.00%, 08/01/32
(Call 08/01/29)	15	14,701
Metropolitan Water District of Southern California, 5.00%, 10/01/29	25	28,584
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/31 (Call 01/01/29)	25	28,186
Orange County Water District, 5.00%, 08/15/30 (Call 08/15/29)	35	39,945
San Jose Evergreen Community College District, 4.00%, 09/01/29 (Call 09/01/28)	5	5,336
State of California, 5.00%, 08/01/29 (Call 08/01/27)	75	81,670
State of California Department of Water Resources
5.00%, 12/01/29	40	46,041
5.00%, 12/01/29 (Call 06/01/29)	5	5,699
State of California GO, 5.00%, 11/01/29	90	102,295
University of California, 4.00%, 05/15/29 (Call 05/15/28)	5	5,296
		703,096
Colorado — 1.9%
City & County of Denver, 5.00%, 08/01/29	55	62,185
City & County of Denver Co. GO, Series B, 5.00%, 08/01/29	30	33,919
		96,104
Connecticut — 2.6%
State of Connecticut GO, Series A, 5.00%, 01/15/29	115	127,568

Delaware — 1.7%
Delaware Transportation Authority, 5.00%, 07/01/32
(Call 07/01/29)	30	33,860
State of Delaware, 5.00%, 02/01/30 (Call 02/01/29)	45	50,502
		84,362
District of Columbia — 2.7%
District of Columbia, 5.00%, 03/01/29	55	61,555
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/29	25	28,093
Washington Metropolitan Area Transit Authority RB, Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	40	43,138
		132,786
Florida — 3.5%
State of Florida
3.00%, 06/01/33 (Call 06/01/29)	45	43,388
5.00%, 07/01/29	40	45,240
State of Florida Department of Transportation, 5.00%, 07/01/29 (Call 07/01/28)	75	82,938
		171,566
Georgia — 1.7%
State of Georgia, 4.00%, 07/01/29	45	48,341
Security	Par (000)	Value

Georgia (continued)
State of Georgia GO, Series A, 5.00%, 08/01/29	$30	$34,008
		82,349
Hawaii — 2.5%
City & County of Honolulu, 5.00%, 11/01/29	25	28,246
State of Hawaii GO, Series FW, 5.00%, 01/01/33
(Call 01/01/29)	85	94,466
		122,712
Illinois — 3.4%
Chicago O’Hare International Airport, 5.25%, 01/01/29
(Call 01/01/27)	10	10,676
Illinois State Toll Highway Authority RB, 5.00%, 01/01/29	45	49,618
State of Illinois, 5.00%, 03/01/29	100	108,589
		168,883
Indiana — 1.1%
Indiana Finance Authority, 5.00%, 02/01/31 (Call 02/01/29)	50	55,966

Louisiana — 1.7%
State of Louisiana, 5.00%, 04/01/29	75	83,873

Maryland — 5.9%
Maryland State Transportation Authority, 5.00%, 07/01/29	30	33,755
State of Maryland Department of Transportation, 4.00%, 10/01/30 (Call 10/01/29)	55	58,855
State of Maryland GO, First Series, 5.00%, 03/15/32
(Call 03/15/29)	115	128,953
Washington Suburban Sanitary Commission, 5.00%, 06/01/29 (GTD)	65	73,234
		294,797
Massachusetts — 1.1%
Commonwealth of Massachusetts, 5.00%, 07/01/29	30	33,860
University of Massachusetts Building Authority, 5.00%, 05/01/32 (Call 05/01/29)	20	22,272
		56,132
Michigan — 2.8%
Michigan State Building Authority, 5.00%, 10/15/29	75	84,260
University of Michigan, 5.00%, 04/01/30 (Call 04/01/29)	50	55,960
		140,220
Minnesota — 1.1%
State of Minnesota, 5.00%, 10/01/29 (Call 10/01/27)	50	54,300

Nebraska — 0.4%
Omaha Public Power District, 5.00%, 02/01/32 (Call 02/01/29)	20	22,175

Nevada — 2.4%
County of Clark
5.00%, 07/01/29	25	27,998
5.00%, 06/01/31 (Call 06/01/29)	35	39,213
State of Nevada, 3.00%, 05/01/31 (Call 05/01/29)	50	50,126
		117,337
New Jersey — 1.0%
New Jersey Economic Development Authority, 5.00%, 06/15/29 (Call 12/15/28)	25	27,256
New Jersey Educational Facilities Authority RB, Series B,
5.00%, 07/01/29 (Call 07/01/27)	15	16,258
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/29	5	5,504
		49,018

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 10.3%
City of New York
5.00%, 08/01/29	$25	$28,030
5.00%, 08/01/29 (Call 02/01/29)	40	44,367
5.00%, 10/01/29	25	28,113
County of Onondaga NY GOL, 3.00%, 08/15/33 (Call 08/15/29)	50	50,307
County of Westchester, 4.00%, 07/01/29 (Call 07/01/27)	15	15,784
New York City Municipal Water Finance Authority, 5.00%, 06/15/29	60	67,971
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/29 (SAW)	40	45,230
5.00%, 07/15/33 (Call 07/15/29) (SAW)	25	28,179
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	50	54,218
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	75	80,931
New York State Dormitory Authority, 5.00%, 07/01/29	5	5,629
New York State Environmental Facilities Corp.
5.00%, 06/15/29 (Call 06/15/28)	5	5,553
5.00%, 06/15/31 (Call 06/15/29)	50	56,752
		511,064
North Carolina — 4.7%
City of Charlotte Water & Sewer System Revenue, 5.00%, 07/01/29	25	28,246
County of Mecklenburg, 5.00%, 03/01/29	90	101,073
County of Wake, 5.00%, 03/01/29	25	28,090
State of North Carolina, 5.00%, 05/01/31 (Call 05/01/29)	70	78,628
		236,037
Ohio — 3.1%
City of Columbus, 5.00%, 04/01/29	50	55,999
Ohio State University, 5.00%, 12/01/29	10	11,328
Ohio Water Development Authority, 5.00%, 12/01/29	35	39,714
State of Ohio, 5.00%, 06/15/32 (Call 06/15/29)	40	44,927
		151,968
Oregon — 3.6%
City of Portland Sewer System Revenue, 5.00%, 03/01/33
(Call 09/01/29)	50	56,344
State of Oregon, 5.00%, 05/01/30 (Call 11/01/29)	50	56,622
State of Oregon Department of Transportation, 5.00%, 11/15/29	35	39,789
State of Oregon GO, 5.00%, 05/01/29	25	28,090
		180,845
Pennsylvania — 3.2%
City of Philadelphia, 5.00%, 05/01/29	50	55,086
Commonwealth of Pennsylvania, 5.00%, 01/15/29
(Call 01/15/27)	50	53,659
Pennsylvania Higher Educational Facilities Authority, 5.00%,
08/15/29 (Call 02/15/27)	30	32,301
West Chester Area School District, 3.00%, 05/15/32
(Call 05/15/29) (SAW)	20	19,872
		160,918
Tennessee — 1.8%
County of Shelby, 5.00%, 04/01/30 (Call 04/01/29)	80	89,536
Security	Par/ Shares (000)	Value

Texas — 8.7%
Austin Independent School District, 5.00%, 08/01/29 (PSF)	$50	$56,061
Board of Regents of the University of Texas System, 5.00%,
08/15/31 (Call 08/15/29)	50	55,979
Cypress-Fairbanks Independent School District, 5.00%,
02/15/32 (Call 02/15/29) (PSF)	120	133,782
Dallas Area Rapid Transit, 5.00%, 12/01/29	35	39,323
North Texas Tollway Authority, 0.00%, 01/01/29 (AGC)(a)	50	41,602
Northside Independent School District, 5.00%, 08/15/29
(Call 08/15/27) (PSF)	45	48,699
Texas Water Development Board, 5.00%, 10/15/29	50	55,812
		431,258
Utah — 2.1%
State of Utah
5.00%, 07/01/32 (Call 01/01/29)	55	61,432
5.00%, 07/01/33 (Call 01/01/29)	40	44,659
		106,091
Vermont — 0.8%
State of Vermont, 5.00%, 08/15/29	35	39,769

Virginia — 2.2%
Virginia Public Building Authority
5.00%, 08/01/29	55	62,088
5.00%, 08/01/32 (Call 08/01/29)	40	45,117
		107,205
Washington — 2.2%
State of Washington GO, Series R-2018-C, 5.00%, 08/01/29
(Call 08/01/27)	100	108,112

West Virginia — 1.1%
State of West Virginia, 5.00%, 06/01/29	50	56,190

Wisconsin — 1.3%
State of Wisconsin
4.00%, 05/01/29 (Call 05/01/28)	40	42,090
5.00%, 05/01/32 (Call 05/01/29)	20	22,464
		64,554

Total Long-Term Investments — 98.3%
(Cost: $4,910,198)		4,879,775

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 3.57%(b)(c)	28	27,750

Total Short-Term Securities — 0.5%
(Cost: $27,750)		27,750

Total Investments — 98.8%
(Cost: $4,937,948)		4,907,525

Other Assets Less Liabilities — 1.2%		58,671

Net Assets—100.0%		$4,966,196

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/09/23(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$27,751	(b)	$—	$(1)	$—	$27,750	28	$226	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$4,879,775	$—	$4,879,775
Short-Term Securities
Money Market Funds	27,750	—	—	27,750
	$27,750	$4,879,775	$—	$4,907,525

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed

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